CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 1,296	$ 1,201
Cash equivalents	686	440
Restricted cash	89	216
Total cash and cash equivalents	$ 2,071	$ 1,857	$ 1,279	$ 1,406